Loss Before Income Tax	12 Months Ended
Dec. 31, 2023
Loss Before Income Tax [Abstract]
LOSS BEFORE INCOME TAX

NOTE 7. LOSS BEFORE INCOME TAX

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Employee benefit expenses:
- Wages and salaries	279,690	542,385	635,997
- Staff welfare	6,032	9,882	-
- Defined contribution superannuation plan expenses	3,425	6,638	23,992
	289,147	558,905	659,989
- Executive directors’ remuneration	228,400	398,300	429,221
- Non-executive directors’ remuneration	-	54,787	116,855
	228,400	453,087	546,076
Total employee benefit expenses	517,547	1,011,992	1,206,065

Depreciation and amortization of non-current assets:
- Machinery	784,000	784,000	784,000
- Office furniture and equipment	5,283	2,065	88,287
- Leasehold improvements	-	14,909	14,182
- Intangible assets	130,182	195,041	-
- Right of use assets	-	377,126	105,043
Total depreciation and amortization	919,465	1,373,141	991,512

Other Expenses:
Allowances/(recovery) for bad debts	764,314	70,769	(10,753)
Rental expense on operating lease	59,447	56,153	86,989
Provision for inventory	1,009,444	775,969	-
Provision for equipment deposits	5,000,000	-	-
Provision for other receivable	2,235,638	-	-
Provision for loan receivable	6,902,000	-	-
Provision for other current assets	1,592,143	-	-
Provision for due from associate	545,128	-	-
Provision for due from former companies	217,639	-	-
Provision for intangible assets	722,784	-	-
Selling costs	1,652	47,415	-
Other operating expenses	173,393	331,376	282,849
Reversal of allowance for inventory obsolescence	-	-	(7,054)
Plant and equipment written off	-	53,895	-
Other expenses	57,319	156,893	127,982
	19,280,901	1,492,470	480,013
Other gains:
Gain on deemed disposal of subsidiaries	-	13,242	-
Loss/(gain) on disposal of subsidiaries	-	84,934	(973,854)
Exchange loss, net	(14,885)	(196,320)	(282,876)
Total other gains	(14,885)	(98,144)	(1,256,730)

Audit and review of financial statements:
- audit of the Group in USA	130,800	183,271	138,452
- statutory audit of the Group in Australia	-	1,651	-
- statutory audit of the subsidiaries	-	-	8,162
- review for other reporting purposes	-	35,225	65,111
Total audit and review fees	130,800	220,147	211,725